Line of Credit	6 Months Ended
Jun. 30, 2021
Line Of Credit [Abstract]
LINE OF CREDIT

NOTE 9 — LINE OF CREDIT

The Company has in place a revolving line of credit agreement with Comerica Bank (“Comerica”) that provides for maximum borrowings of $8,000,000. The outstanding principal balance of each advance is subject to interest at a rate based on the one-month LIBOR rate plus 4.5%. At June 30, 2021 and December 31, 2020, the outstanding balance on the line of credit was $7,056,583 and $0, respectively.